UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21750

Kayne Anderson Energy Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC,

717 Texas Avenue, Suite 3100,

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2012

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Item  2: Controls and Procedures

Item 3: Exhibits

SIGNATURES

EX-99.CERT

Item 1: Schedule of Investments

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 145.7%
Equity Investments(1) — 128.0%
United States — 118.4%
MLP(2)(3) — 34.6%
Access Midstream Partners, L.P.	229	$6,909
Alliance Holdings GP, L.P.(4)	132	6,370
BreitBurn Energy Partners L.P.	475	9,295
Buckeye Partners, L.P.(5)	117	5,801
Buckeye Partners, L.P. — Class B Units(5)(6)(7)	201	9,271
Crestwood Midstream Partners LP	227	5,578
DCP Midstream Partners, LP(4)	464	20,000
DCP Midstream Partners, LP(7)	56	2,354
Energy Transfer Equity, L.P.(4)	344	15,131
Energy Transfer Partners, L.P.	85	3,615
Exterran Partners, L.P.	688	14,660
Global Partners LP	409	10,292
Inergy, L.P.(4)	641	13,811
Inergy Midstream, L.P.(4)	315	7,345
LRR Energy, L.P.	229	4,138
MarkWest Energy Partners, L.P.(4)(5)	349	18,557
Mid-Con Energy Partners, LP	242	5,413
Niska Gas Storage Partners LLC	212	2,684
Northern Tier Energy LP(8)	161	2,952
NuStar Energy L.P.	104	5,295
PetroLogistics LP	530	6,783
Plains All American Pipeline, L.P.(5)	1,089	94,225
PVR Partners, L.P.(4)(5)	497	12,115
Regency Energy Partners LP(4)	1,166	26,976
Targa Resources Partners LP(4)	73	2,976
Western Gas Partners, LP(4)	39	1,872
Williams Partners L.P.	116	5,989

		320,407

MLP Affiliate — 31.9%
Enbridge Energy Management, L.L.C.(4)(6)	4,119	128,227
Kinder Morgan Management, LLC(4)(6)	2,245	166,414

		294,641

Marine Transportation — 26.5%
Capital Product Partners L.P.	3,866	29,771
Capital Product Partners L.P. — Class B Convertible Preferred Shares(7)(9)	3,333	29,833
Costamare Inc.	321	4,228
Golar LNG Limited(4)	50	1,956
Golar LNG Partners LP(4)	1,756	55,862
Kirby Corporation(4)(10)	221	11,615
Navios Maritime Partners L.P.	2,096	30,334
Safe Bulkers, Inc.	2,476	15,003

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Marine Transportation — (continued)
Seadrill Limited	218	$8,974
Teekay Offshore Partners L.P.	2,040	57,920

		245,496

Midstream & Other — 12.7%
CenterPoint Energy, Inc.	50	1,021
Kinder Morgan, Inc.(4)	1,030	36,838
OGE Energy Corp.	92	4,962
ONEOK, Inc.(4)	479	21,319
Spectra Energy Corp.(4)	529	14,947
Targa Resources Corp.(4)	85	3,829
The Williams Companies, Inc.(4)	1,068	34,452

		117,368

Upstream Income Trust — 9.2%
BP Prudhoe Bay Royalty Trust	35	3,092
Cross Timbers Royalty Trust	73	2,578
Enduro Royalty Trust	1,030	18,802
Pacific Coast Oil Trust	1,246	23,607
SandRidge Mississippian Trust II(11)	427	8,878
SandRidge Permian Trust(4)(11)	331	6,608
VOC Energy Trust	894	16,049
Whiting USA Trust II	260	4,992

		84,606

Coal — 3.5%
CONSOL Energy Inc.(4)	539	16,269
Peabody Energy Corporation(4)	673	14,551
SunCoke Energy, Inc.(4)	75	1,187

		32,007

Total United States (Cost — $766,346)		1,094,525

Canada — 9.6%
Upstream Income Trust(12)— 7.1%
Bonavista Energy Corporation	100	1,677
Crescent Point Energy Corp.	603	25,090
Enerplus Corporation(6)	817	12,882
Pengrowth Energy Corporation	3,804	25,756

		65,405

Midstream — 2.5%
Keyera Corp.	53	2,397
Pembina Pipeline Corporation	778	21,111

		23,508

Total Canada (Cost — $107,379)		88,913

Total Equity Investments (Cost — $873,725)		1,183,438

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 17.7%
United States — 16.2%
Upstream — 8.8%
Aurora Oil & Gas Limited	9.875%	2/15/17	$ 5,660	$5,915
Carrizo Oil & Gas, Inc.	8.625	10/15/18	6,140	6,585
Clayton Williams Energy Inc.	7.750	4/1/19	10,250	10,224
Comstock Resources, Inc.	7.750	4/1/19	7,750	7,673
Comstock Resources, Inc.	9.500	6/15/20	3,750	3,966
EP Energy LLC	9.375	5/1/20	9,000	9,799
Halcón Resources Corporation	9.750	7/15/20	14,500	14,826
PDC Energy, Inc.	12.000	2/15/18	11,330	12,236
Resolute Energy Corporation	8.500	5/1/20	9,775	10,080

				81,304

Marine Transportation — 3.7%
Genco Shipping & Trading Limited(13)	5.000	8/15/15	5,000	2,275
Navios Maritime Holdings Inc.	8.125	2/15/19	19,102	16,762
Teekay Corporation	8.500	1/15/20	14,165	14,749

				33,786

Coal — 2.3%
Foresight Energy LLC	9.625	8/15/17	21,000	21,473

Refining — 1.4%
PBF Holding Company LLC	8.250	2/15/20	12,500	13,125

Total United States (Cost — $149,401)				149,688

Canada — 1.5%
Upstream — 1.5%
Southern Pacific Resource Corp.	(14)	1/7/16	13,950	14,055

Total Canada (Cost — $14,048)				14,055

Total Debt Investments (Cost — $163,449)				163,743

Total Long-Term Investments (Cost — $1,037,174)				1,347,181

			No. of Contracts
Liabilities
Call Option Contracts Written (10)
United States
MLP
Alliance Holdings GP, L.P., call option expiring 9/21/12 @ $45.00			500	(180)
DCP Midstream Partners, LP, call option expiring 9/21/12 @ $45.00			200	(5)
Energy Transfer Equity, L.P., call option expiring 9/21/12 @ $42.50			1,000	(165)
Inergy, L.P., call option expiring 9/21/12 @ $20.00			338	(56)
Inergy Midstream, L.P., call option expiring 9/21/12 @ $22.50			15	(1)
MarkWest Energy Partners, L.P., call option expiring 9/21/12 @ $52.50			300	(34)
MarkWest Energy Partners, L.P., call option expiring 10/19/12 @ $52.50			500	(91)
PVR Partners, L.P., call option expiring 9/21/12 @ $25.00			1,100	(19)
Regency Energy Partners LP, call option expiring 9/21/12 @ $22.50			300	(23)
Targa Resources Partners LP, call option expiring 9/21/12 @ $41.00			650	(28)
Western Gas Partners, LP, call option expiring 9/21/12 @ $45.00			300	(86)

				(688)

MLP Affiliate
Enbridge Energy Management, L.L.C., call option expiring 9/21/12 @ $30.00			5	(1)
Kinder Morgan Management, LLC, call option expiring 9/21/12 @ $75.00			400	(8)

				(9)

Marine Transportation
Golar LNG Partners LP, call option expiring 9/21/12 @ $30.00			340	(65)
Golar LNG Limited, call option expiring 9/21/12 @ $40.00			250	(20)
Golar LNG Limited, call option expiring 10/19/12 @ $40.00			250	(38)

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Contracts	Value
Marine Transportation—(continued)
Kirby Corporation, call option expiring 9/21/12 @ $55.00	625	$(25)
Kirby Corporation, call option expiring 10/19/12 @ $55.00	750	(86)

		(234)

Midstream & Other
Kinder Morgan, Inc., call option expiring 9/21/12 @ $35.00	1,700	(145)
ONEOK, Inc., call option expiring 9/21/12 @ $45.00	1,800	(72)
Spectra Energy Corp., call option expiring 9/21/12 @ $29.00	1,700	(26)
Targa Resources Corp., call option expiring 9/21/12 @ $44.00	200	(31)
Targa Resources Corp., call option expiring 9/21/12 @ $45.00	400	(37)
Targa Resources Corp., call option expiring 9/21/12 @ $46.00	200	(7)
The Williams Companies, Inc., call option expiring 9/21/12 @ $32.00	1,100	(101)
The Williams Companies, Inc., call option expiring 9/21/12 @ $33.00	1,100	(52)

		(471)

Upstream Income Trust
SandRidge Permian Trust, call option expiring 10/19/12 @ $20.00	700	(50)

Coal
CONSOL Energy Inc., call option expiring 9/21/12 @ $35.00	500	(9)
CONSOL Energy Inc., call option expiring 10/19/12 @ $34.00	2,000	(136)
CONSOL Energy Inc., call option expiring 10/19/12 @ $35.00	2,000	(94)
Peabody Energy Corporation, call option expiring 9/21/12 @ $24.00	250	(5)
Peabody Energy Corporation, call option expiring 9/21/12 @ $25.00	250	(3)
Peabody Energy Corporation, call option expiring 10/19/12 @ $23.00	1,500	(133)
Peabody Energy Corporation, call option expiring 10/19/12 @ $24.00	1,000	(62)
SunCoke Energy, Inc., call option expiring 10/19/12 @ $17.50	750	(30)

		(472)

Total Call Option Contracts Written (Premium Received — $2,160)		(1,924)

Credit Facility		(24,000)
Senior Unsecured Notes		(273,000)
Mandatory Redeemable Preferred Stock at Liquidation Value		(120,000)
Other Liabilities		(15,467)

Total Liabilities		(434,391)
Other Assets		12,057

Total Liabilities in Excess of Other Assets		(422,334)

Net Assets Applicable To Common Stockholders		$924,847

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2012

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, Kayne Anderson Energy Total Return Fund, Inc (the “Fund”) may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had less than 25% of its total assets invested in publicly-traded partnerships at August 31, 2012. It is the Fund’s intention to be treated as a RIC for tax purposes.

(3)	Includes limited liability companies.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	The Fund believes that it is an affiliate of Buckeye Partners, L.P., MarkWest Energy Partners, L.P., PVR Partners, L.P. and Plains All American Pipeline, L.P.

(6)	Distributions are paid-in-kind.

(7)	Fair valued security, restricted from public sale.

(8)	Security is not currently paying cash distributions, but is expected to pay cash distributions within the next 12 months.

(9)	Security is convertible on a one-for-one basis into common units of Capital Product Partners L.P. and is senior to the common units in terms of liquidation preference and priority of distributions. The Class B units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If Capital Product Partners L.P. does not redeem the Class B units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. Capital Product Partners L.P. may force the Class B units to convert into common units after three years if the common unit price exceeds $11.70 per unit, and the Class B units are callable after five years at a price of $9.27 per unit and after seven years at $9.00 per unit.

(10)	Security is non-income producing.

(11)	Security is treated as a publicly-traded partnership for RIC qualification purposes.

(12)	Security, which was formerly a Canadian energy trust, is treated as a taxable corporation.

(13)	Security is convertible into common shares of the issuer.

(14)	Floating rate second lien secured term loan. Security pays interest at base rate + 750 basis points (10.75% as of August 31, 2012).

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended, cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2012, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis	Fair Value	Fair Value per Unit	Percent of Net Assets	Percent of Total Assets
Level 3 Investments(1)
Buckeye Partners, L.P.
Class B Units	(2)	(3)	201	$10,002	$9,271	$46.18	1.0%	0.7%
Capital Product Partners L.P.
Class B Preferred Units	5/21/12	(3)	3,333	30,000	29,833	8.65	3.2	2.2
DCP Midstream Partners, LP
Common Units	7/2/12	(3)	56	1,966	2,354	41.85	0.3	0.2

Total				$41,968	$41,458		4.5%	3.1%

Level 2 Investments(4)
Senior Notes and Secured Term Loan
Aurora Oil & Gas Limited	(2)	(3)	$5,660	$5,836	$5,915	n/a	0.6%	0.4%
EP Energy LLC	(2)	(5)	9,000	9,000	9,799	n/a	1.1	0.7
Foresight Energy LLC	(2)	(5)	21,000	21,320	21,473	n/a	2.3	1.6
Halcón Resources Corporation	(2)	(3)	14,500	14,554	14,826	n/a	1.6	1.1
PBF Holding Company LLC	(2)	(5)	12,500	12,360	13,125	n/a	1.4	1.0
Resolute Energy Corporation	(2)	(3)	9,775	9,847	10,080	n/a	1.1	0.7
Southern Pacific Resource Corp.	(2)	(3)	13,950	14,048	14,055	n/a	1.5	1.0

Total				$86,965	$89,273		9.6%	6.5%

Total of all restricted securities				$128,933	$130,731		14.1%	9.6%

(1)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(2)	Security was acquired at various dates during the nine months ended August 31, 2012 and/or in prior years.

(3)	Unregistered or restricted security of a publicly traded company.

(4)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(5)	Unregistered security of a private company.

At August 31, 2012, the cost basis of investments for federal income tax purposes was $1,045,836. At August 31, 2012, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$365,353
Gross unrealized depreciation	(64,008)

Net unrealized appreciation	$301,345

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2012. The Fund presents these assets by security type and description on its Schedule of Investments.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,183,438	$1,141,980	$—	$41,458
Debt investments	163,743	—	163,743	—

Total assets at fair value	$1,347,181	$1,141,980	$163,743	$41,458

Liabilities at Fair Value
Call option contracts written	$1,924	$—	$1,924	$—

For the nine months ended August 31, 2012, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2012.

Long-Term Investments
Assets at Fair Value Using Unobservable Inputs (Level 3)
Balance — November 30, 2011	$21,667
Purchases	32,000
Issuances	599
Transfer out	(10,856)
Realized gains (losses)	—
Unrealized losses, net	(1,952)

Balance — August 31, 2012	$41,458

The $1,952 of unrealized losses presented in the table above for the nine months ended August 31, 2012 related to investments that are still held at August 31, 2012.

The purchases of $32,000 for the nine months ended August 31, 2012 relate to the Fund’s investments in the private investment in public equity (“PIPE investment”) in DCP Midstream, LP ($2,000) and the Class B convertible preferred units of Capital Product Partners L.P. ($30,000). The issuances of $599 for the nine months ended August 31, 2012 relate to the Class B Units of Buckeye Partners, L.P. The Fund’s investment in the common units of Teekay Offshore Partners L.P., which is noted as a transfer out of Level 3 in the table above, become readily marketable during the nine months ended August 31, 2012.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification, the following are the derivative instruments and hedging activities of the Fund. The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2012

Liabilities
Call options	Call option contracts written	$(1,924)

The following tables set forth the effect of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments		For the Nine Months Ended August 31, 2012
	Location of Gains on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Net Change in Unrealized Gains/ (Losses) on Derivatives Recognized in Income
Call options	Options	$6,098	$517

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 31, 2012 with a file number 811-21750.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2: Controls and Procedures

(a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

1.  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON ENERGY TOTAL RETURN FUND, INC.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date: October 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date: October 29, 2012

/s/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date: October 29, 2012